Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	BNY MELLON ULTRA SHORT INCOME FUND
Entity Central Index Key	0000804887
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Mar. 31, 2020
Class D & Z Prospectus | BNY Mellon Ultra Short Income Fund | Class D
Prospectus:
Trading Symbol	DSDDX
Class D & Z Prospectus | BNY Mellon Ultra Short Income Fund | Class Z
Prospectus:
Trading Symbol	DSIGX
Institutional Shares Prospectus | BNY Mellon Ultra Short Income Fund | Institutional Shares
Prospectus:
Trading Symbol	DSYDX